Income taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Current tax expense (income)	$ (2,071)	$ (2,428)	$ (2,100)
Deferred tax expense (income)	655	309	293
Income tax expense	(1,416)	(2,119)	(1,807)
Switzerland
Statement [line items]
Current tax expense (income)	(617)	(958)	(932)
Deferred tax expense (income)	(142)	23	(137)
Foreign
Statement [line items]
Current tax expense (income)	(1,454)	(1,470)	(1,168)
Deferred tax expense (income)	$ 797	$ 286	$ 430